Capital Requirements and Restriction on Retained Earnings - Actual Capital Levels and Minimum Required Capital Levels (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidated [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Risk Based Capital, Actual, Amount	$ 200,772	$ 155,145
Tier I Risk Based Capital, Actual, Amount	187,638	141,840
CET1 Risk Based Capital, Actual, Amount	140,853	93,463
Leverage, Actual, Amount	$ 187,638	$ 141,840
Total Risk Based Capital, Actual, Ratio	16.60%	14.20%
Tier I Risk Based Capital, Actual, Ratio	15.50%	13.00%
CET1 Risk Based Capital, Actual, Ratio	11.60%	8.60%
Leverage, Actual, Ratio	12.70%	10.60%
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 97,025	$ 87,436
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	72,769	65,577
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	54,576	49,183
Leverage, For Capital Adequacy Purposes, Amount	$ 59,089	$ 53,774
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Civista [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Risk Based Capital, Actual, Amount	$ 161,394	$ 145,270
Tier I Risk Based Capital, Actual, Amount	147,473	131,391
CET1 Risk Based Capital, Actual, Amount	136,760	120,465
Leverage, Actual, Amount	$ 147,473	$ 131,391
Total Risk Based Capital, Actual, Ratio	13.30%	13.30%
Tier I Risk Based Capital, Actual, Ratio	12.20%	12.00%
CET1 Risk Based Capital, Actual, Ratio	11.30%	11.00%
Leverage, Actual, Ratio	10.00%	9.80%
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 96,880	$ 87,334
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	72,660	65,501
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	54,495	49,126
Leverage, For Capital Adequacy Purposes, Amount	$ 59,031	$ 53,717
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 121,100	$ 109,168
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	96,880	87,334
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	78,715	70,959
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 73,788	$ 67,146
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	10.00%	10.00%
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	8.00%	8.00%
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	6.50%	6.50%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	5.00%	5.00%